MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Major Customers) (Details) - Revenue [Member]	6 Months Ended
	Jun. 30, 2016		Jun. 30, 2015
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	46.00%		64.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	19.00%		21.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	15.00%		6.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	8.00%		13.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	4.00%		13.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	0.00%	[1]	11.00%

[1]	Less than 1%